Long-term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other than Temporary Impairment Losses, Investments	¥ 49,502	$ 7,587
Equity Method Investments	43,689		¥ 99,338		$ 6,696
Other Long-term Investments	78,325		994,922		12,004
Debt Securities, Held-to-maturity	2,653		10,502	¥ 10,502	$ 406
Income (Loss) from Equity Method Investments	797	122	2,223
Remeasurement of Equity Investments	9,021	$ 1,383	¥ (18,356)	¥ (12,581)
Nanjing Zhongshan Financial Leasing Co., Ltd [Member]
Equity Method Investment, Ownership Percentage							25.00%
Cost Method Investments	43,689,000
Equity Method Investments							¥ 42,500,000
Income (Loss) from Equity Method Investments	2,000
Nanjing Tengbang Jinhong Tourism Industry Investment Fund Partnership [Member]
Equity Method Investment, Ownership Percentage						21.33%
Equity Method Investments						¥ 54,616,000
Income (Loss) from Equity Method Investments	¥ 799,000